Nuveen Short Duration Credit Opportunities
Fund
Portfolio of Investments April 30, 2023
(Unaudited)
JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 159.0%   (97.2% of Total Investments)
X 172,766,082 VARIABLE RATE SENIOR LOAN INTERESTS - 128.4% (78.5% of Total Investments) (2)
X 172,766,082
Aerospace & Defense - 1.4% (0.8% of Total Investments)
$ 244 TransDigm, Inc., Term Loan H 8.148% SOFR90A 3.250% 2/22/27 Ba3 $ 244,307
1,610 TransDigm, Inc., Term Loan I 8.148% SOFR90A 3.250% 8/24/28 Ba3 1,610,469
Total Aerospace & Defense 1,854,776
Automobile Components - 1.0% (0.6% of Total Investments)
52 Adient US LLC, Term Loan B 8.268% 1-Month LIBOR 3.250% 4/08/28 BB+ 52,284
410 Clarios Global LP, Term Loan
, (WI/DD)
TBD TBD TBD TBD B+ 409,828
845 Clarios Global LP, Term Loan
B
8.275% 1-Month LIBOR 3.250% 4/30/26 B+ 844,591
93 DexKo Global Inc., Term
Loan B
8.909% 3-Month LIBOR 3.750% 10/04/28 B2 88,616
Total Automobile Components 1,395,319
Beverages - 1.8% (1.1% of Total Investments)
401 Arterra Wines Canada, Inc.,
Term Loan
8.659% 3-Month LIBOR 3.500% 11/25/27 B 392,301
447 City Brewing Company, LLC,
Term Loan
8.760% 3-Month LIBOR 3.500% 4/05/28 CCC 185,626
744 Naked Juice LLC, Term Loan 8.248% SOFR90A 3.250% 1/20/29 B2 665,959
82 Naked Juice LLC, Term Loan,
Second Lien
10.998% SOFR90A 6.000% 1/20/30 CCC 63,330
249 Sunshine Investments B.V.,
Term Loan
9.011% SOFR90A 4.250% 5/05/29 B+ 247,972
862 Triton Water Holdings, Inc,
Term Loan
8.659% 3-Month LIBOR 3.500% 3/31/28 B 819,204
Total Beverages 2,374,392
Biotechnology - 0.8% (0.5% of Total Investments)
1,096 Grifols Worldwide
Operations USA, Inc., Term
Loan B
7.025% 1-Month LIBOR 2.000% 11/15/27 BB+ 1,069,016
Total Biotechnology 1,069,016
Broadline Retail - 0.3% (0.2% of Total Investments)
1,147 Belk, Inc., Term Loan , (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 13.000% 7/31/25 C 189,247
233 Belk, Inc., Term Loan 12.458% 1-Month LIBOR 7.500% 7/31/25 CCC 198,374
Total Broadline Retail 387,621
Building Products - 1.8% (1.1% of Total Investments)
1,135 Chamberlain Group Inc,
Term Loan B
8.275% 1-Month LIBOR 3.250% 10/22/28 B 1,103,168
151 Cornerstone Building
Brands, Inc., Term Loan B
8.240% TSFR1M 3.250% 4/12/28 B 137,111
154 Griffon Corporation, Term
Loan B
7.548% SOFR90A 2.500% 1/19/29 BB 153,635
560 Quikrete Holdings, Inc., Term
Loan, First Lien
7.650% 1-Month LIBOR 2.625% 1/31/27 Ba2 558,038
329 Standard Industries Inc.,
Term Loan B
7.329% TSFR1M 2.250% 9/22/28 BBB- 329,122
123 Zurn Holdings, Inc., Term
Loan B
7.025% 1-Month LIBOR 2.000% 10/04/28 BB+ 123,199
Total Building Products 2,404,273

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Capital Markets - 0.2% (0.1% of Total Investments)
$ 300 Motion Finco Sarl, Term Loan
B1 , (DD1)
8.409% 3-Month LIBOR 3.250% 11/04/26 B $ 295,887
Total Capital Markets 295,887
Chemicals - 2.4% (1.5% of Total Investments)
210 ASP Unifrax Holdings Inc,
Term Loan B
8.909% 3-Month LIBOR 3.750% 12/12/25 BB 193,851
73 Avient Corporation, Term
Loan B
8.295% SOFR90A 3.250% 8/29/29 BB+ 73,724
523 Axalta Coating Systems
Dutch Holding B B.V, Term
Loan B
8.068% SOFR90A 3.000% 12/08/29 BBB- 524,705
149 Diamond (BC) B.V., Term
Loan B
7.952% SOFR30A +
SOFR90A
2.750% 9/29/28 Ba3 148,712
633 Discovery Purchaser
Corporation, Term Loan
9.284% TSFR3M 4.375% 8/03/29 B- 608,013
250 H.B. Fuller Company, Term
Loan B
7.482% SOFR30A 2.500% 2/08/30 BBB- 251,641
130 INEOS Quattro Holdings UK
Ltd, Term Loan
8.832% SOFR30A 3.750% 3/03/30 BB 130,000
254 INEOS Styrolution US
Holding LLC, Term Loan B
7.847% 1-Month LIBOR 2.750% 1/29/26 BB+ 253,443
40 Kraton Corporation, Term
Loan
8.544% SOFR90A 3.250% 3/15/29 BB 39,604
55 Starfruit Finco B.V, Term Loan 8.990% SOFR90A 4.000% 3/03/28 B+ 54,931
219 Starfruit Finco B.V, Term
Loan B
7.895% SOFR90A 2.750% 10/01/25 BB- 218,757
779 Trinseo Materials Operating
S.C.A., Term Loan , (DD1)
7.025% 1-Month LIBOR 2.000% 9/09/24 Ba2 770,252
Total Chemicals 3,267,633
Commercial Services & Supplies - 2.6% (1.6% of Total Investments)
476 Amentum Government
Services Holdings LLC, Term
Loan
8.898% SOFR90A 4.000% 2/07/29 B 458,535
198 Anticimex International AB,
Term Loan B1
8.453% 3-Month LIBOR 3.500% 11/16/28 B 195,854
502 Covanta Holding
Corporation, Term Loan B
7.496% SOFR30A 2.500% 11/30/28 Ba1 500,614
38 Covanta Holding
Corporation, Term Loan C
7.496% SOFR30A 2.500% 11/30/28 Ba1 38,110
289 Garda World Security
Corporation, Term Loan B
9.296% SOFR30A 4.250% 10/30/26 BB+ 288,448
637 GFL Environmental Inc.,
Term Loan
8.145% SOFR30A 3.000% 5/31/27 BB- 638,646
186 Prime Security Services
Borrower, LLC, Term Loan
7.608% 3-Month LIBOR 2.750% 9/23/26 BB- 185,476
218 Vertical US Newco Inc, Term
Loan B
8.602% 6-Month LIBOR 3.500% 7/31/27 B+ 213,069
691 West Corporation, Term
Loan B3
9.068% SOFR90A 4.000% 4/10/27 B1 624,291
320 WIN Waste Innovations
Holdings, Inc., Term Loan B
7.847% SOFR30A 2.750% 3/25/28 B 304,891
Total Commercial Services & Supplies 3,447,934
Communications Equipment - 2.1% (1.3% of Total Investments)
161 Avaya, Inc., Term Loan B (5) 9.090% 1-Month LIBOR 4.250% 12/15/27 D 38,640
538 CommScope, Inc., Term
Loan B , (DD1)
8.275% 1-Month LIBOR 3.250% 4/04/26 B1 500,067
1,022 Delta TopCo, Inc., Term
Loan B
8.656% TSFR3M 3.750% 12/01/27 B2 979,780

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Communications Equipment (continued)
$ 199 EOS Finco Sarl, Term Loan 10.909% TSFR3M 6.000% 8/03/29 B $ 197,673
611 MLN US HoldCo LLC, Term
Loan
11.782% TSFR3M 6.700% 10/18/27 CCC+ 351,276
1,051 MLN US HoldCo LLC, Term
Loan, First Lien
9.557% 3-Month LIBOR 4.500% 11/30/25 CCC- 290,426
591 Riverbed Technology,
Inc., Exit Term Loan , (cash
7.000%, PIK 2.000%)
6.420% 3-Month LIBOR 4.000% 12/07/26 Caa3 184,866
248 ViaSat, Inc., Term Loan 9.597% SOFR30A 4.500% 3/04/29 BB+ 241,519
Total Communications Equipment 2,784,247
Construction & Engineering - 0.7% (0.4% of Total Investments)
70 Aegion Corporation, Term
Loan
9.775% 1-Month LIBOR 4.750% 5/17/28 B 69,018
350 Centuri Group, Inc, Term
Loan B
7.294% 1 + 3 Month
LIBOR
2.500% 8/27/28 Ba2 348,142
358 Osmose Utilities Services,
Inc., Term Loan
8.275% 1-Month LIBOR 3.250% 6/22/28 B 347,595
143 Pike Corporation, Term Loan
B
8.097% 1-Month LIBOR 3.000% 1/21/28 Ba3 142,087
Total Construction & Engineering 906,842
Consumer Finance - 1.1% (0.7% of Total Investments)
1,452 Fleetcor Technologies
Operating Company, LLC,
Term Loan B4
6.775% 1-Month LIBOR 1.750% 4/30/28 BB+ 1,439,221
Total Consumer Finance 1,439,221
Consumer Staples Distribution & Retail - 0.7% (0.4% of Total Investments)
245 US Foods, Inc., Term Loan B 7.775% 1-Month LIBOR 2.750% 11/22/28 BB 245,796
639 US Foods, Inc., Term Loan B
, (DD1)
7.025% 1-Month LIBOR 2.000% 9/13/26 BB 638,261
Total Consumer Staples Distribution & Retail 884,057
Containers & Packaging - 2.2% (1.4% of Total Investments)
650 Berry Global, Inc., Term
Loan Z
6.640% 1-Month LIBOR 1.750% 7/01/26 BBB- 649,873
415 Charter NEX US, Inc., Term
Loan
8.847% SOFR30A 3.750% 12/01/27 B 410,666
391 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.257% SOFR30A 4.175% 3/30/29 B 382,291
27 Klockner-Pentaplast of
America, Inc., Term Loan B
10.129% SOFR180A 4.750% 2/09/26 B2 24,689
345 Reynolds Group Holdings
Inc. , Term Loan B
8.347% SOFR30A 3.250% 9/24/28 B+ 341,799
399 Reynolds Group Holdings
Inc. , Term Loan B2
8.347% SOFR30A 3.250% 2/05/26 B+ 398,877
831 TricorBraun Holdings, Inc.,
Term Loan
8.275% 1-Month LIBOR 3.250% 3/03/28 B2 812,254
Total Containers & Packaging 3,020,449
Diversified Consumer Services - 0.5% (0.3% of Total Investments)
215 GT Polaris, Inc., Term Loan 9.023% 1-Month LIBOR 3.750% 9/24/27 BB- 200,377
520 Spin Holdco Inc., Term Loan 8.986% 3-Month LIBOR 4.000% 3/04/28 B- 430,520
Total Diversified Consumer Services 630,897
Diversified Financial Services - 0.0% (0.0% of Total Investments)
707 Ditech Holding Corporation,
Term Loan (5)
0.000% N/A N/A 12/19/22 N/R 42,432
Total Diversified Financial Services 42,432

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Telecommunication Services - 3.3% (2.0% of Total Investments)
$ 368 Altice France S.A., Term Loan
B12
8.948% 3-Month LIBOR 3.688% 1/31/26 B2 $ 356,228
1,330 Altice France S.A., Term Loan
B13
8.864% 3-Month LIBOR 4.000% 8/14/26 B2 1,293,742
769 CenturyLink, Inc., Term Loan
B
7.347% SOFR30A 2.250% 3/15/27 BB 525,449
186 Cincinnati Bell, Inc., Term
Loan B2
8.332% SOFR30A 3.250% 11/23/28 B+ 181,831
423 Connect Finco Sarl, Term
Loan B
8.530% 1-Month LIBOR 3.500% 12/12/26 B+ 421,797
283 Cyxtera DC Holdings, Inc.,
Term Loan B
8.068% 3-Month LIBOR 3.000% 5/01/24 CCC+ 212,258
1,288 Frontier Communications
Corp., Term Loan B
8.813% 1-Month LIBOR 3.750% 10/08/27 BB+ 1,233,953
195 Zayo Group Holdings, Inc.,
Term Loan , (WI/DD)
TBD TBD TBD TBD B2 159,142
Total Diversified Telecommunication Services 4,384,400
Electric Utilities - 0.7% (0.4% of Total Investments)
346 ExGen Renewables IV, LLC,
Term Loan
7.460% 3-Month LIBOR 2.500% 12/15/27 BB- 344,954
199 Pacific Gas & Electric
Company, Term Loan
8.025% 1-Month LIBOR 3.000% 6/23/25 BB+ 199,119
440 Talen Energy Supply, LLC,
Term Loan B (5)
8.775% 1-Month LIBOR 3.750% 7/08/26 N/R 448,486
Total Electric Utilities 992,559
Electronic Equipment, Instruments & Components - 1.2% (0.8% of Total Investments)
526 II-VI Incorporated, Term
Loan B
7.847% SOFR30A 2.750% 7/01/29 BBB- 524,494
798 Ingram Micro Inc., Term
Loan B
8.659% 3-Month LIBOR 3.500% 7/02/28 BB+ 783,309
355 TTM Technologies, Inc., Term
Loan
7.348% 1-Month LIBOR 2.500% 9/28/24 BB+ 355,503
Total Electronic Equipment, Instruments & Components 1,663,306
Entertainment - 1.5% (0.9% of Total Investments)
637 AMC Entertainment
Holdings, Inc. , Term Loan B
7.946% 1-Month LIBOR 3.000% 4/22/26 B- 490,045
1,265 Crown Finance US, Inc., Term
Loan (5)
0.000% N/A N/A 2/28/25 D 233,621
114 Crown Finance US, Inc., Term
Loan (5)
0.000% N/A N/A 9/20/26 D 21,087
480 Diamond Sports Group, LLC,
Term Loan, Second Lien (5)
8.167% SOFR90A 3.250% 8/24/26 N/R 31,523
323 Lions Gate Capital Holdings
LLC, Term Loan B
7.275% 1-Month LIBOR 2.250% 3/24/25 Ba2 319,065
456 Springer Nature
Deutschland GmbH, Term
Loan B18
8.159% 3-Month LIBOR 3.000% 8/14/26 BB+ 456,314
13 Univision Communications
Inc., Term Loan C5
7.775% 1-Month LIBOR 2.750% 3/15/24 B+ 12,569
405 Virgin Media Bristol LLC,
Term Loan Q
8.198% 1-Month LIBOR 3.250% 1/31/29 BB+ 401,570
Total Entertainment 1,965,794

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Financial Services - 0.8% (0.5% of Total Investments)
$ 808 Avaya, Inc., Term Loan B2 (5) 8.840% 1-Month LIBOR 4.000% 12/15/27 D $ 203,899
373 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
6.703% 1-Month LIBOR 1.750% 1/15/25 Baa2 372,739
436 Trans Union, LLC, Term Loan
B6
7.275% 1-Month LIBOR 2.250% 12/01/28 BBB- 435,347
Total Financial Services 1,011,985
Food Products - 1.1% (0.7% of Total Investments)
524 8th Avenue Food &
Provisions, Inc., Term Loan,
First Lien , (DD1)
8.775% 1-Month LIBOR 3.750% 10/01/25 CCC+ 464,714
248 CHG PPC Parent LLC, Term
Loan
8.063% 1-Month LIBOR 3.000% 12/08/28 B1 245,953
146 Froneri International Ltd.,
Term Loan
7.409% 3-Month LIBOR 2.250% 1/31/27 B+ 144,360
323 Sycamore Buyer LLC, Term
Loan B
7.347% SOFR30A 2.250% 7/22/29 BB+ 313,876
289 UTZ Quality Foods, LLC,
Term Loan B
8.097% SOFR30A 3.000% 1/20/28 B1 288,847
Total Food Products 1,457,750
Ground Transportation - 2.5% (1.5% of Total Investments)
308 First Student Bidco Inc, Term
Loan B
8.143% 3-Month LIBOR 3.000% 7/21/28 BB+ 294,002
115 First Student Bidco Inc, Term
Loan C
8.143% 3-Month LIBOR 3.000% 7/21/28 BB+ 109,504
970 Genesee & Wyoming Inc.
(New), Term Loan
6.998% SOFR90A 2.000% 12/30/26 BB+ 968,094
535 Hertz Corporation, (The),
Term Loan B
8.275% 1-Month LIBOR 3.250% 6/30/28 BB+ 533,891
103 Hertz Corporation, (The),
Term Loan C
8.275% 1-Month LIBOR 3.250% 6/30/28 BB+ 102,627
1,396 Uber Technologies, Inc.,
Term Loan B
7.870% TSFR3M 2.750% 3/03/30 Ba2 1,393,805
Total Ground Transportation 3,401,923
Health Care Equipment & Supplies - 6.4% (3.9% of Total Investments)
2,656 Bausch & Lomb, Inc., Term
Loan
8.457% SOFR90A 3.250% 5/05/27 BB- 2,589,499
1,248 Carestream Health, Inc.,
Term Loan
12.498% SOFR90A 7.500% 9/30/27 B- 902,578
735 CNT Holdings I Corp, Term
Loan
8.459% SOFR90A 3.500% 11/08/27 B 728,973
204 Embecta Corp, Term Loan B 7.791% SOFR180A 3.000% 1/27/29 Ba3 201,882
262 ICU Medical, Inc., Term Loan
B
7.548% SOFR90A 2.500% 12/14/28 BBB- 260,300
3,118 Medline Borrower, LP, Term
Loan B
8.275% SOFR30A 3.250% 10/21/28 BB- 3,030,266
635 Viant Medical Holdings, Inc.,
Term Loan, First Lien
8.775% 1-Month LIBOR 3.750% 7/02/25 B3 597,824
446 Vyaire Medical, Inc., Term
Loan B
9.943% 3-Month LIBOR 4.750% 4/16/25 Caa1 322,773
Total Health Care Equipment & Supplies 8,634,095

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Providers & Services - 9.7% (5.9% of Total Investments)
$ 739 AHP Health Partners, Inc.,
Term Loan B
8.525% 1-Month LIBOR 3.500% 8/23/28 B1 $ 738,288
320 DaVita, Inc. , Term Loan B 6.847% 1-Month LIBOR 1.750% 8/12/26 BBB- 317,770
43 Element Materials
Technology Group US
Holdings Inc., Term Loan
9.248% SOFR90A 4.250% 4/12/29 B1 42,087
92 Element Materials
Technology Group US
Holdings Inc., Term Loan
9.248% SOFR90A 4.250% 4/12/29 B1 91,188
570 Gainwell Acquisition Corp.,
Term Loan B
8.998% SOFR90A 4.000% 10/01/27 BB- 550,315
98 Global Medical Response,
Inc., Term Loan
9.203% 2-Month LIBOR 4.250% 3/14/25 B3 61,203
1,194 Global Medical Response,
Inc., Term Loan B
9.236% 3-Month LIBOR 4.250% 10/02/25 B3 745,591
1,266 ICON Luxembourg S.A.R.L.,
Term Loan
7.410% SOFR90A 2.250% 7/01/28 BB+ 1,267,370
248 Medical Solutions Holdings,
Inc., Term Loan, First Lien
8.240% TSFR3M 3.250% 11/01/28 B1 239,085
438 National Mentor Holdings,
Inc., Term Loan
8.790% SOFR30A +
SOFR90A
3.750% 3/02/28 B- 337,090
6 National Mentor Holdings,
Inc., Term Loan C
8.748% SOFR90A 3.750% 3/02/28 B- 4,726
644 Onex TSG Intermediate
Corp., Term Loan B
10.057% 3-Month LIBOR 4.750% 2/26/28 B 578,582
2,447 Parexel International
Corporation, Term Loan, First
Lien
8.275% 1-Month LIBOR 3.250% 11/15/28 B1 2,408,894
907 Phoenix Guarantor Inc, Term
Loan B
8.275% 1-Month LIBOR 3.250% 3/05/26 B1 894,174
490 Phoenix Guarantor Inc, Term
Loan B3
8.525% 1-Month LIBOR 3.500% 3/05/26 B1 483,875
312 RegionalCare Hospital
Partners Holdings, Inc., Term
Loan B
9.023% 3-Month LIBOR 3.750% 11/16/25 B1 293,824
1,488 Select Medical Corporation,
Term Loan B
7.530% 1-Month LIBOR 2.500% 3/06/25 Ba2 1,486,641
1,400 Surgery Center Holdings,
Inc., Term Loan
8.698% 1-Month LIBOR 3.750% 8/31/26 B1 1,399,115
398 Team Health Holdings, Inc.,
Term Loan B
10.232% SOFR30A 5.250% 2/02/27 B- 261,174
675 Team Health Holdings, Inc.,
Term Loan, First Lien
7.775% 1-Month LIBOR 2.750% 2/06/24 B- 572,370
310 US Radiology Specialists,
Inc., Term Loan
10.332% SOFR30A 5.250% 12/15/27 B- 287,440
Total Health Care Providers & Services 13,060,802
Health Care Technology - 0.0% (0.0% of Total Investments)
2 Athenahealth, Inc., Term
Loan
8.464% SOFR30A 3.500% 1/27/29 B+ 1,720
15 Athenahealth, Inc., Term
Loan B
8.464% SOFR30A 3.500% 1/27/29 B+ 14,003
Total Health Care Technology 15,723

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure - 18.1% (11.1% of Total Investments)
$ 113 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
19.056% 3-Month LIBOR 14.000% 9/29/26 Caa3 $ 59,465
252 24 Hour Fitness Worldwide,
Inc., Term Loan , (cash
0.220%, PIK 5.000%)
10.143% 3-Month LIBOR 5.000% 12/29/25 CCC- 22,393
196 Alterra Mountain Company,
Term Loan
8.525% 1-Month LIBOR 3.500% 8/17/28 B+ 195,433
2,160 B.C. Unlimited Liability
Company, Term Loan B4
6.775% 1-Month LIBOR 1.750% 11/19/26 BB+ 2,142,748
1,138 Caesars Entertainment Corp,
Term Loan B
8.332% SOFR30A 3.250% 1/25/30 Ba3 1,135,548
366 Carnival Corporation, Term
Loan B
8.275% 1-Month LIBOR 3.250% 10/18/28 BB- 360,522
1,368 Carnival Corporation, Term
Loan B , (DD1)
8.025% 1-Month LIBOR 3.000% 6/30/25 Ba2 1,363,268
770 Churchill Downs
Incorporated, Term Loan B1
7.082% 1-Month LIBOR 2.000% 3/17/28 BBB- 770,147
2,281 ClubCorp Holdings, Inc.,
Term Loan B
7.775% 1-Month LIBOR 2.750% 9/18/24 B2 2,161,933
1,035 Crown Finance US, Inc., Term
Loan , (DD1)
14.829% SOFR90A +
TSFR3M
10.000% 9/09/23 N/R 1,055,760
293 Crown Finance US, Inc., Term
Loan (6)
6.642% 3-Month LIBOR 3.000% 8/31/23 CCC+ 53,962
1,983 Equinox Holdings, Inc., Term
Loan, First Lien
8.159% 3-Month LIBOR 3.000% 3/08/24 Caa2 1,800,913
1,986 Fertitta Entertainment, LLC,
Term Loan B
8.982% SOFR30A 4.000% 1/27/29 B 1,936,630
668 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.411% SOFR90A +
SOFR180A +
TSFR3M
3.500% 10/31/29 Ba1 671,750
1,476 IRB Holding Corp, Term
Loan B
8.082% SOFR30A 3.000% 12/15/27 B+ 1,454,136
419 Life Time Fitness Inc , Term
Loan B
9.775% 1-Month LIBOR 4.750% 12/15/24 B+ 418,943
43 Motion Finco Sarl, Term Loan
B2 , (DD1)
8.409% 3-Month LIBOR 3.250% 11/04/26 B 42,149
297 NASCAR Holdings, Inc, Term
Loan B
7.525% 1-Month LIBOR 2.500% 10/18/26 BBB- 297,601
501 PCI Gaming Authority, Term
Loan
7.525% 1-Month LIBOR 2.500% 5/31/26 BBB- 500,467
308 Penn National Gaming, Inc.,
Term Loan B
7.732% SOFR30A 2.750% 4/20/29 BB 307,247
348 Scientific Games Holdings
LP, Term Loan B
8.421% SOFR90A 3.500% 2/04/29 BB- 343,679
1,187 Scientific Games
International, Inc., Term Loan
7.981% SOFR30A 3.000% 4/07/29 BBB- 1,185,754
493 SeaWorld Parks &
Entertainment, Inc., Term
Loan B
8.063% 1-Month LIBOR 3.000% 8/25/28 BB 491,269
2,065 Stars Group Holdings B.V.
(The), Term Loan
7.409% 3-Month LIBOR 2.250% 7/10/25 BBB 2,065,798
498 Stars Group Holdings B.V.
(The), Term Loan B
8.410% SOFR90A 3.250% 7/04/28 BBB 498,861
1,430 Station Casinos LLC, Term
Loan B
7.280% 1-Month LIBOR 2.250% 2/08/27 BB- 1,417,820
901 Twin River Worldwide
Holdings, Inc., Term Loan B
8.198% 1-Month LIBOR 3.250% 10/01/28 BB+ 870,074
777 William Morris Endeavor
Entertainment, LLC, Term
Loan, First Lien
7.780% 1-Month LIBOR 2.750% 5/16/25 B+ 776,195
Total Hotels, Restaurants & Leisure 24,400,465

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Household Durables - 1.6% (1.0% of Total Investments)
$ 1,664 AI Aqua Merger Sub, Inc.,
Term Loan B, First Lien
8.616% SOFR30A +
SOFR90A
3.750% 7/30/28 B $ 1,622,933
209 Reynolds Consumer
Products LLC, Term Loan
6.832% SOFR30A 1.750% 2/04/27 BBB- 206,791
382 Weber-Stephen Products
LLC, Term Loan B
8.332% SOFR30A + 1
Month LIBOR
3.250% 10/30/27 CCC+ 342,713
Total Household Durables 2,172,437
Independent Power and Renewable Electricity Producers - 0.4% (0.2% of Total Investments)
557 Vistra Operations Company
LLC, Term Loan B3, First Lien
6.736% 1-Month LIBOR 1.750% 12/31/25 BBB- 555,121
Total Independent Power and Renewable Electricity Producers 555,121
Insurance - 4.6% (2.8% of Total Investments)
1,483 Acrisure, LLC, Term Loan B 8.525% 1-Month LIBOR 3.500% 2/15/27 B 1,421,737
492 Alliant Holdings
Intermediate, LLC, Term
Loan B4
8.510% 1-Month LIBOR 3.500% 11/06/27 B 488,971
46 AmWINS Group, Inc., Term
Loan B
7.721% SOFR30A 2.750% 2/19/28 Ba3 45,885
495 AssuredPartners, Inc., Term
Loan
8.482% SOFR30A 3.500% 2/13/27 B 487,164
279 Asurion LLC, Term Loan B4,
Second Lien
10.275% 1-Month LIBOR 5.250% 1/20/29 B 232,471
145 Asurion LLC, Term Loan B7 8.025% 1-Month LIBOR 3.000% 11/03/24 Ba3 144,679
344 Asurion LLC, Term Loan B8 8.275% 1-Month LIBOR 3.250% 12/23/26 Ba3 322,348
485 Asurion LLC, Term Loan B9 8.275% 1-Month LIBOR 3.250% 7/31/27 Ba3 449,148
123 Broadstreet Partners, Inc.,
Term Loan B , (DD1)
8.025% 1-Month LIBOR 3.000% 1/27/27 B 121,936
295 Broadstreet Partners, Inc.,
Term Loan B2
8.275% 1-Month LIBOR 3.250% 1/27/27 B 290,575
125 Hub International Limited,
Term Loan B
8.765% SOFR90A 4.000% 11/10/29 B 124,596
325 Hub International Limited,
Term Loan B
8.445% 3-Month LIBOR 3.250% 4/25/25 B 324,865
623 Hub International Limited,
Term Loan B
8.145% 1 + 3 Month
LIBOR
3.000% 4/25/25 B 622,539
171 Ryan Specialty Group, LLC,
Term Loan
8.082% SOFR30A 3.000% 9/01/27 BB- 170,589
995 USI, Inc., Term Loan 8.648% SOFR90A 3.750% 11/16/29 B1 994,100
Total Insurance 6,241,603
Interactive Media & Services - 0.2% (0.1% of Total Investments)
641 Rackspace Technology
Global, Inc., Term Loan B
7.595% 3-Month LIBOR 2.750% 2/09/28 B- 270,206
Total Interactive Media & Services 270,206
IT Services - 3.2% (2.0% of Total Investments)
685 Ahead DB Holdings, LLC,
Term Loan B
8.909% 3-Month LIBOR 3.750% 10/16/27 B+ 665,915
123 iQor US Inc., Exit Term Loan 12.525% 1-Month LIBOR 7.500% 11/19/24 B1 121,976
481 Peraton Corp., Term Loan B 8.832% 1-Month LIBOR 3.750% 2/01/28 BB- 472,186
434 Perforce Software, Inc., Term
Loan B
8.775% 1-Month LIBOR 3.750% 7/01/26 B2 405,921
1,244 Syniverse Holdings, Inc.,
Term Loan
11.898% SOFR90A 7.000% 5/10/29 B- 1,092,037
831 Tempo Acquisition LLC, Term
Loan B
7.982% SOFR30A 3.000% 8/31/28 BB- 831,184
717 WEX Inc., Term Loan 7.275% 1-Month LIBOR 2.250% 4/01/28 Ba2 716,435
Total IT Services 4,305,654

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Leisure Products - 0.1% (0.1% of Total Investments)
$ 157 Hayward Industries, Inc.,
Term Loan
7.525% 1-Month LIBOR 2.500% 5/28/28 BB $ 153,046
Total Leisure Products 153,046
Life Sciences Tools & Services - 0.7% (0.4% of Total Investments)
137 Avantor Funding, Inc., Term
Loan B5
7.332% 1-Month LIBOR 2.250% 11/06/27 BB+ 137,270
515 Curia Global, Inc., Term Loan 8.848% SOFR30A +
SOFR90A
3.750% 8/30/26 B3 449,623
315 ICON Luxembourg S.A.R.L.,
Term Loan
7.126% SOFR90A 2.250% 7/01/28 BB+ 315,508
Total Life Sciences Tools & Services 902,401
Machinery - 2.6% (1.6% of Total Investments)
941 Ali Group North America
Corporation, Term Loan B
7.097% SOFR30A 2.000% 10/13/28 Baa3 938,758
725 Alliance Laundry Systems
LLC, Term Loan B
8.559% 3-Month LIBOR 3.500% 10/08/27 B 721,917
235 Chart Industries, Inc., Term
Loan B
8.740% TSFR1M 3.750% 12/08/29 Ba3 235,442
673 Gardner Denver, Inc., Term
Loan B2
6.832% SOFR30A 1.750% 2/28/27 BBB- 670,464
736 Gates Global LLC, Term Loan
B3
7.582% SOFR30A 2.500% 3/31/27 Ba3 734,399
162 Grinding Media Inc., Term
Loan B
9.075% SOFR90A + 1
Month LIBOR
4.000% 10/12/28 B 153,747
Total Machinery 3,454,727
Media - 8.4% (5.1% of Total Investments)
660 ABG Intermediate Holdings
2 LLC, Term Loan B1
8.582% SOFR30A 3.500% 12/21/28 B1 651,845
80 ABG Intermediate Holdings
2 LLC, Term Loan, Second
Lien
11.082% SOFR30A 6.000% 12/20/29 CCC+ 74,400
955 Cengage Learning, Inc.,
Term Loan B
9.880% 3-Month LIBOR 4.750% 7/14/26 B 934,483
65 Checkout Holding Corp.,
First Out Term Loan
14.525% 1-Month LIBOR 7.500% 2/15/24 N/R 39,308
130 Checkout Holding Corp.,
Last Out Term Loan , (cash
2.000, PIK 9.500%)
8.762% 1-Month LIBOR 6.250% 8/15/23 N/R 8,063
2,395 Clear Channel Outdoor
Holdings, Inc., Term Loan B
8.807% 3-Month LIBOR 3.500% 8/21/26 B1 2,260,281
31 CSC Holdings, LLC, Term
Loan
7.198% 1-Month LIBOR 2.250% 1/15/26 B1 29,436
175 CSC Holdings, LLC, Term
Loan B1
7.198% 1-Month LIBOR 2.250% 7/17/25 B1 167,229
75 CSC Holdings, LLC, Term
Loan B5
7.448% 1-Month LIBOR 2.500% 4/15/27 B1 66,391
604 CSC Holdings, LLC, Term
Loan B6
9.390% TSFR1M 4.500% 1/18/28 B1 557,077
108 Cumulus Media New
Holdings Inc., Term Loan B
8.775% 1-Month LIBOR 3.750% 3/31/26 B 96,936
1,833 DirecTV Financing, LLC, Term
Loan
10.025% 1-Month LIBOR 5.000% 8/02/27 BBB- 1,764,200
236 Dotdash Meredith Inc, Term
Loan B
8.903% SOFR30A 4.000% 12/01/28 B+ 216,983
480 E.W. Scripps Company (The),
Term Loan B2
7.659% SOFR30A 2.563% 5/01/26 BB 466,962
505 Formula One Holdings
Limited., Term Loan B
8.232% SOFR30A 3.250% 1/15/30 BB+ 506,452

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 1,293 iHeartCommunications, Inc.,
Term Loan
8.025% 1-Month LIBOR 3.000% 5/01/26 BB- $ 1,120,728
4 LCPR Loan Financing LLC,
Term Loan B
8.698% 1-Month LIBOR 3.750% 10/15/28 BB+ 4,239
798 McGraw-Hill Global
Education Holdings, LLC,
Term Loan
9.797% 3 + 6 Month
LIBOR
4.750% 7/30/28 BB+ 771,128
306 Nexstar Broadcasting, Inc.,
Term Loan B4
7.525% 1-Month LIBOR 2.500% 9/18/26 BBB- 305,416
122 Outfront Media Capital LLC,
Term Loan B
6.775% 1-Month LIBOR 1.750% 11/18/26 Ba1 120,945
250 Radiate Holdco, LLC, Term
Loan B , (WI/DD)
TBD TBD TBD TBD B3 207,658
51 Red Ventures LLC, Term
Loan B
7.982% SOFR30A 3.000% 2/23/30 BB- 50,132
338 Sinclair Television Group
Inc., Term Loan B2B
7.530% 1-Month LIBOR 2.500% 9/30/26 Ba2 305,664
150 Virgin Media Bristol LLC,
Term Loan Y
8.113% SOFR180A 3.250% 3/06/31 BB- 147,788
417 Ziggo Financing Partnership,
Term Loan I
7.448% 1-Month LIBOR 2.500% 4/30/28 BB 409,949
Total Media 11,283,693
Oil, Gas & Consumable Fuels - 4.4% (2.7% of Total Investments)
635 BCP Renaissance Parent LLC,
Term Loan B3
8.398% SOFR90A 3.500% 10/31/26 B+ 631,575
626 Buckeye Partners, L.P., Term
Loan B
7.090% 1-Month LIBOR 2.250% 11/01/26 BBB- 626,180
158 EG America LLC, Term Loan 9.025% 1-Month LIBOR 4.000% 2/05/25 B- 153,047
1,142 Freeport LNG Investments,
LLLP, Term Loan A
8.250% 3-Month LIBOR 3.000% 11/16/26 N/R 1,106,698
904 Gulf Finance, LLC, Term Loan 11.770% SOFR30A +
TSFR1M
6.750% 8/25/26 B 878,453
– (7) M6 ETX Holdings II Midco
LLC, Term Loan B
9.546% SOFR30A 4.500% 8/11/29 BB 140
205 Oryx Midstream Services
Permian Basin LLC, Term
Loan
8.193% SOFR30A 3.250% 10/05/28 BB 203,114
864 QuarterNorth Energy
Holding Inc., Exit Term Loan,
Second Lien
13.025% 1-Month LIBOR 8.000% 8/27/26 B 862,498
430 TransMontaigne Operating
Company L.P., Term Loan B
8.517% 1-Month LIBOR 3.500% 11/05/28 BB- 426,173
1,057 Traverse Midstream Partners
LLC, Term Loan
8.865% SOFR90A +
TSFR3M
4.000% 9/27/24 B+ 1,046,648
Total Oil, Gas & Consumable Fuels 5,934,526
Paper & Forest Products - 0.1% (0.0% of Total Investments)
110 Asplundh Tree Expert, LLC,
Term Loan B
6.775% 1-Month LIBOR 1.750% 9/04/27 BBB- 110,115
Total Paper & Forest Products 110,115
Passenger Airlines - 4.5% (2.8% of Total Investments)
742 AAdvantage Loyalty IP Ltd.,
Term Loan
10.000% 3-Month LIBOR 4.750% 4/20/28 Ba2 747,925
273 Air Canada, Term Loan B 8.369% 3-Month LIBOR 3.500% 8/11/28 Ba2 273,494
755 American Airlines, Inc., Term
Loan, First Lien
8.260% SOFR90A + 6
Month LIBOR
2.625% 1/29/27 Ba3 736,110
1,578 Kestrel Bidco Inc., Term
Loan B
8.064% TSFR1M 3.000% 12/11/26 B+ 1,497,353

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Passenger Airlines (continued)
$ 336 Mileage Plus Holdings LLC,
Term Loan B
10.213% 3-Month LIBOR 5.250% 6/20/27 Baa3 $ 349,902
1,683 SkyMiles IP Ltd., Term Loan B 8.798% SOFR90A 3.750% 10/20/27 Baa1 1,746,230
735 United Airlines, Inc., Term
Loan B
8.770% 1-Month LIBOR 3.750% 4/21/28 Ba1 733,850
Total Passenger Airlines 6,084,864
Personal Care Products - 0.5% (0.3% of Total Investments)
142 Conair Holdings, LLC, Term
Loan B
8.909% 3-Month LIBOR 3.750% 5/17/28 B- 132,979
69 Coty Inc., Term Loan B 7.197% 1-Month LIBOR 2.250% 4/05/25 BB 68,881
274 Kronos Acquisition Holdings
Inc., Term Loan B , (DD1)
8.703% 3-Month LIBOR 3.750% 12/22/26 B2 268,309
180 Kronos Acquisition Holdings
Inc., Term Loan, First Lien
11.023% SOFR90A 6.000% 12/22/26 B2 177,301
Total Personal Care Products 647,470
Pharmaceuticals - 3.6% (2.2% of Total Investments)
303 Catalent Pharma Solutions
Inc., Term Loan B3
7.063% 1-Month LIBOR 2.000% 2/22/28 BBB- 300,900
298 Elanco Animal Health
Incorporated, Term Loan B
6.653% TSFR1M 1.750% 8/01/27 BB+ 290,660
2,026 Jazz Financing Lux S.a.r.l.,
Term Loan
8.525% 1-Month LIBOR 3.500% 5/05/28 BB+ 2,025,422
477 Mallinckrodt International
Finance S.A., Term Loan
10.448% 1-Month LIBOR 5.500% 9/30/27 B3 341,995
923 Mallinckrodt International
Finance S.A., Term Loan
10.198% 1-Month LIBOR 5.250% 9/30/27 B3 661,621
1,007 Organon & Co, Term Loan 7.986% 3-Month LIBOR 3.000% 6/02/28 BB 1,006,627
271 Perrigo Investments, LLC,
Term Loan B
7.332% SOFR30A 2.350% 4/05/29 BB+ 270,050
Total Pharmaceuticals 4,897,275
Professional Services - 2.2% (1.3% of Total Investments)
187 CHG Healthcare Services
Inc., Term Loan
8.275% 1-Month LIBOR 3.250% 9/30/28 B1 186,284
399 Dun & Bradstreet
Corporation (The), Term
Loan
8.268% 1-Month LIBOR 3.250% 2/08/26 BB+ 399,068
719 EAB Global, Inc., Term Loan 8.723% 1 + 3 Month
LIBOR
3.500% 8/16/28 B2 703,780
217 Physician Partners LLC, Term
Loan
9.048% SOFR90A 4.000% 2/01/29 B 206,299
681 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan , (cash 3.500%, PIK
6.500%)
6.525% 1-Month LIBOR 1.500% 2/28/25 B- 690,325
739 Verscend Holding Corp.,
Term Loan B
9.025% 1-Month LIBOR 4.000% 8/27/25 BB- 739,413
Total Professional Services 2,925,169
Real Estate Management & Development - 0.3% (0.2% of Total Investments)
256 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.332% SOFR30A 3.250% 1/31/30 BB 248,226
203 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
7.775% 1-Month LIBOR 2.750% 8/21/25 BB 199,603
Total Real Estate Management & Development 447,829

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Semiconductors & Semiconductor Equipment - 0.2% (0.1% of Total Investments)
$ 393 Bright Bidco B.V., Term Loan 7.034% SOFR90A + 3
Month LIBOR
4.500% 10/31/27 B- $ 250,203
Total Semiconductors & Semiconductor Equipment 250,203
Software - 17.2% (10.5% of Total Investments)
263 Apttus Corporation, Term
Loan
9.523% 3-Month LIBOR 4.250% 5/06/28 BB 257,139
925 Avaya, Inc., Term Loan 12.890% TSFR1M 8.000% 8/15/23 N/R 957,023
84 Avaya, Inc., Term Loan 14.827% SOFR30A 10.000% 12/15/27 D 20,640
241 Avaya, Inc., Term Loan 12.528% TSFR3M 7.500% 8/01/28 N/R 241,049
833 Banff Merger Sub Inc, Term
Loan
8.775% 1-Month LIBOR 3.750% 10/02/25 B2 824,132
235 Camelot U.S. Acquisition
LLC, Term Loan B
8.025% 1-Month LIBOR 3.000% 10/31/26 B+ 234,946
212 Camelot U.S. Acquisition
LLC, Term Loan B
8.025% 1-Month LIBOR 3.000% 10/31/26 B+ 212,244
163 CCC Intelligent Solutions
Inc., Term Loan B
7.275% 1-Month LIBOR 2.250% 9/21/28 B+ 162,469
708 CDK Global, Inc., Term Loan
B
9.148% SOFR90A 4.250% 6/09/29 B+ 708,413
946 Ceridian HCM Holding Inc.,
Term Loan B
7.525% 1-Month LIBOR 2.500% 4/30/25 Ba3 945,377
995 DTI Holdco, Inc., Term Loan 9.795% SOFR90A 4.750% 4/21/29 B2 924,106
1,905 Epicor Software Corporation,
Term Loan
8.275% 1-Month LIBOR 3.250% 7/31/27 B2 1,883,881
809 Finastra USA, Inc., Term
Loan, First Lien
8.655% 2-Month LIBOR 3.500% 6/13/24 B 773,516
1,814 Greeneden U.S. Holdings II,
LLC, Term Loan B4
8.217% 1 + 3 Month
LIBOR
3.125% 12/01/27 B2 1,799,708
154 Greenway Health, LLC, Term
Loan, First Lien
8.960% 3-Month LIBOR 3.750% 2/16/24 Caa1 115,921
1,386 Informatica LLC, Term Loan B 7.813% 1-Month LIBOR 2.750% 10/14/28 BB- 1,384,614
341 iQor US Inc., Second Out
Term Loan
12.525% 1-Month LIBOR 7.500% 11/19/25 CCC+ 256,693
717 McAfee, LLC, Term Loan B 8.653% SOFR30A 3.750% 2/03/29 BB+ 677,859
1,556 NortonLifeLock Inc., Term
Loan B
7.082% SOFR30A 2.000% 1/28/29 BBB- 1,541,336
2,070 Open Text Corporation,
Term Loan B , (DD1)
8.582% SOFR30A 3.500% 8/25/29 BBB- 2,071,106
245 Project Ruby Ultimate Parent
Corp., Term Loan
8.347% 1-Month LIBOR 3.250% 3/10/28 B 237,879
371 Proofpoint, Inc., Term Loan,
First Lien
8.275% 1-Month LIBOR 3.250% 8/31/28 BB- 363,649
280 Quartz Acquireco LLC, Term
Loan , (WI/DD)
TBD TBD TBD TBD BB+ 279,125
40 RealPage, Inc, Term Loan,
First Lien
8.025% 1-Month LIBOR 3.000% 4/22/28 B+ 38,838
536 Sophia, L.P., Term Loan B 8.659% 3-Month LIBOR 3.500% 10/07/27 B2 529,508
399 SS&C European Holdings
Sarl, Term Loan B4
6.775% 1-Month LIBOR 1.750% 4/16/25 BB+ 399,143
450 SS&C Technologies Inc.,
Term Loan B3
6.775% 1-Month LIBOR 1.750% 4/16/25 BB+ 450,103
914 SS&C Technologies Inc.,
Term Loan B5
6.775% 1-Month LIBOR 1.750% 4/16/25 BB+ 913,010
119 SS&C Technologies Inc.,
Term Loan B6
7.332% SOFR30A 2.250% 3/22/29 BB+ 118,440
179 SS&C Technologies Inc.,
Term Loan B7
7.332% SOFR30A 2.250% 3/22/29 BB+ 178,487
859 Ultimate Software Group Inc
(The), Term Loan
8.271% SOFR90A 3.250% 5/03/26 B1 838,240

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 483 Ultimate Software Group Inc
(The), Term Loan B
8.895% SOFR90A 3.750% 5/03/26 B1 $ 475,427
373 Vision Solutions, Inc., Term
Loan
9.255% 3-Month LIBOR 4.000% 5/28/28 B2 333,131
1,184 Zelis Healthcare Corporation,
Term Loan
8.525% 1-Month LIBOR 3.500% 9/30/26 B 1,179,744
827 ZoomInfo LLC, Term Loan B 7.832% SOFR30A 2.750% 2/01/30 Ba1 829,693
Total Software 23,156,589
Specialty Retail - 4.7% (2.9% of Total Investments)
242 Academy, Ltd., Term Loan 8.598% 1-Month LIBOR 3.750% 11/06/27 BB 242,955
777 Avis Budget Car Rental, LLC,
Term Loan B
6.847% SOFR30A 1.750% 8/06/27 BB+ 771,788
451 Avis Budget Car Rental, LLC,
Term Loan C
8.582% SOFR30A 3.500% 3/15/29 BB+ 451,633
210 Belron Finance US LLC, Term
Loan
7.832% SOFR90A 2.750% 4/06/29 Ba2 209,869
84 Driven Holdings, LLC, Term
Loan B
7.953% 1-Month LIBOR 3.000% 12/17/28 B3 82,677
600 Jo-Ann Stores, Inc., Term
Loan B1
10.018% 3-Month LIBOR 4.750% 6/30/28 CCC+ 331,184
575 LBM Acquisition LLC, Term
Loan B
8.775% 1-Month LIBOR 3.750% 12/18/27 B+ 535,989
214 Les Schwab Tire Centers,
Term Loan B
8.064% 3-Month LIBOR 3.250% 11/02/27 B 213,191
2,702 PetSmart, Inc., Term Loan B 8.832% SOFR30A 3.750% 2/12/28 BB 2,693,432
577 Restoration Hardware, Inc.,
Term Loan B
7.525% 1-Month LIBOR 2.500% 10/15/28 BB- 536,213
143 SRS Distribution Inc., Term
Loan
8.471% SOFR30A 3.500% 6/04/28 B- 136,983
200 Staples, Inc., Term Loan 9.814% 3-Month LIBOR 5.000% 4/12/26 B 180,972
Total Specialty Retail 6,386,886
Technology Hardware, Storage & Peripherals - 0.3% (0.2% of Total Investments)
383 NCR Corporation, Term Loan 7.780% 3-Month LIBOR 2.500% 8/28/26 BB+ 378,201
Total Technology Hardware, Storage & Peripherals 378,201
Textiles, Apparel & Luxury Goods - 0.4% (0.3% of Total Investments)
508 Birkenstock GmbH & Co. KG,
Term Loan B
8.064% 3-Month LIBOR 3.250% 4/28/28 BB- 504,794
98 New Trojan Parent, Inc., Term
Loan, First Lien
8.236% 1-Month LIBOR 3.250% 1/06/28 B- 66,873
Total Textiles, Apparel & Luxury Goods 571,667
Trading Companies & Distributors - 0.6% (0.4% of Total Investments)
493 Core & Main LP, Term Loan B 7.644% SOFR30A +
SOFR90A
2.500% 6/10/28 B+ 490,222
382 Resideo Funding Inc., Term
Loan
7.180% 1 + 2 + 3
Month LIBOR
2.250% 2/12/28 BBB- 381,784
Total Trading Companies & Distributors 872,006
Transportation Infrastructure - 1.2% (0.7% of Total Investments)
919 Brown Group Holding, LLC,
Term Loan B
7.582% SOFR30A 2.500% 4/22/28 B+ 901,325
299 Brown Group Holding, LLC,
Term Loan B2
8.764% SOFR30A 3.750% 6/09/29 B+ 297,463
395 KKR Apple Bidco, LLC, Term
Loan
7.775% 1-Month LIBOR 2.750% 9/23/28 B+ 390,681
Total Transportation Infrastructure 1,589,469

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JSD
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Wireless Telecommunication Services - 1.5% (0.9% of Total Investments)
$ 491 GOGO Intermediate
Holdings LLC, Term Loan B
8.847% SOFR30A 3.750% 4/30/28 B+ $ 487,828
1,510 Intelsat Jackson Holdings
S.A., Term Loan B
9.082% SOFR90A 4.250% 1/27/29 BB+ 1,493,299
Total Wireless Telecommunication Services 1,981,127
Total Variable Rate Senior Loan Interests (cost $181,618,993) 172,766,082
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 32,924,135 CORPORATE BONDS - 24.5% (15.0% of Total Investments)
X 32,924,135
Aerospace & Defense - 0.3% (0.2% of Total Investments)
$ 510 TransDigm Inc 4.625% 1/15/29 B- $ 461,550
Total Aerospace & Defense 461,550
Automobile Components - 0.5% (0.3% of Total Investments)
730 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 701,411
Total Automobile Components 701,411
Chemicals - 1.3% (0.8% of Total Investments)
600 Celanese US Holdings LLC 5.900% 7/05/24 BBB- 600,661
380 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 338,200
899 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B2 753,470
Total Chemicals 1,692,331
Commercial Services & Supplies - 1.0% (0.6% of Total Investments)
500 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
3.375% 8/31/27 BB- 446,822
384 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
5.750% 4/15/26 BB- 381,106
507 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
6.250% 1/15/28 B- 474,824
Total Commercial Services & Supplies 1,302,752
Communications Equipment - 1.3% (0.8% of Total Investments)
3,434 Avaya Inc, 144A (5),(8) 6.125% 9/15/28 D 910,010
340 Commscope Inc, 144A 4.750% 9/01/29 B1 274,566
300 Commscope Inc, 144A 7.125% 7/01/28 CCC+ 215,250
375 Commscope Inc, 144A 8.250% 3/01/27 CCC+ 289,919
Total Communications Equipment 1,689,745
Containers & Packaging - 0.1% (0.1% of Total Investments)
200 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A
4.375% 9/30/28 B+ 176,122
Total Containers & Packaging 176,122
Diversified Telecommunication Services - 1.2% (0.8% of Total Investments)
220 Frontier Communications Holdings LLC, 144A 5.000% 5/01/28 BB+ 193,185
300 Frontier Communications Holdings LLC 5.875% 11/01/29 CCC+ 228,180
340 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 BB- 260,070
1,037 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 954,542
Total Diversified Telecommunication Services 1,635,977
Electric Utilities - 1.0% (0.6% of Total Investments)
1,175 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R 12
330 Pacific Gas and Electric Co 4.550% 7/01/30 BBB 306,675
314 PG&E Corp 5.000% 7/01/28 BB+ 295,464

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Electric Utilities (continued)
$ 750 Talen Energy Supply LLC, 144A (5) 7.250% 5/15/27 N/R $ 780,000
Total Electric Utilities 1,382,151
Energy Equipment & Services - 1.4% (0.8% of Total Investments)
800 Shelf Drilling Holdings Ltd, 144A 8.875% 11/15/24 B1 800,000
500 Shelf Drilling Holdings Ltd, 144A 8.250% 2/15/25 CCC+ 455,000
250 Transocean Inc, 144A 11.500% 1/30/27 CCC+ 255,870
300 Weatherford International Ltd, 144A 8.625% 4/30/30 B 305,586
Total Energy Equipment & Services 1,816,456
Entertainment - 1.1% (0.7% of Total Investments)
1,915 AMC Entertainment Holdings Inc, 144A , (cash 10.000%,
PIK 12.000%)
10.000% 6/15/26 CCC- 1,293,152
1,030 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A (5)
5.375% 8/15/26 N/R 69,525
1,775 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A (5)
6.625% 8/15/27 N/R 53,250
Total Entertainment 1,415,927
Health Care Equipment & Supplies - 0.2% (0.1% of Total Investments)
340 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 BB- 297,484
Total Health Care Equipment & Supplies 297,484
Health Care Providers & Services - 0.9% (0.5% of Total Investments)
50 HCA Inc 5.375% 2/01/25 BBB- 50,025
200 Select Medical Corp, 144A 6.250% 8/15/26 B- 195,887
725 Tenet Healthcare Corp 6.125% 10/01/28 B+ 703,401
201 Tenet Healthcare Corp 4.875% 1/01/26 BB- 197,956
Total Health Care Providers & Services 1,147,269
Hotels, Restaurants & Leisure - 1.4% (0.9% of Total Investments)
205 1011778 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 BB+ 184,275
1,063 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 B+ 927,979
267 Caesars Entertainment Inc, 144A 6.250% 7/01/25 Ba3 267,326
305 Carnival Holdings Bermuda Ltd, 144A 10.375% 5/01/28 B+ 327,901
201 Life Time Inc, 144A 5.750% 1/15/26 B+ 196,283
Total Hotels, Restaurants & Leisure 1,903,764
Independent Power Producers & Energy Traders - 0.7% (0.5% of Total Investments)
668 Talen Energy Supply LLC, 144A (5) 7.625% 6/01/28 N/R 698,060
300 Ziggo Bond Co BV, 144A 6.000% 1/15/27 B- 284,615
Total Independent Power Producers & Energy Traders 982,675
Insurance - 0.2% (0.1% of Total Investments)
190 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 B2 189,760
105 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 96,132
Total Insurance 285,892
Interactive Media & Services - 0.2% (0.1% of Total Investments)
746 Rackspace Technology Global Inc, 144A 3.500% 2/15/28 B- 309,590
Total Interactive Media & Services 309,590
Internet Software & Services - 0.3% (0.2% of Total Investments)
1,793 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 CCC+ 425,479
Total Internet Software & Services 425,479

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JSD
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Media - 3.0% (1.8% of Total Investments)
$ 1,400 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 BBB- $ 945,393
1,273 CSC Holdings LLC, 144A 3.375% 2/15/31 B1 874,813
1,075 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 849,066
3 iHeartCommunications Inc 6.375% 5/01/26 BB- 2,182
145 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 124,194
465 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 413,021
980 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 817,828
Total Media 4,026,497
Metals & Mining - 0.2% (0.1% of Total Investments)
320 First Quantum Minerals Ltd, 144A 6.875% 10/15/27 B+ 310,672
Total Metals & Mining 310,672
Oil, Gas & Consumable Fuels - 3.7% (2.3% of Total Investments)
500 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 483,910
1,150 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 1,158,315
385 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 383,075
201 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 11/01/28 BB+ 192,508
201 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 192,983
1,012 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 970,316
150 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 CCC 138,552
150 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 4/15/26 CCC 134,712
621 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 BB 618,671
750 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 BB 689,888
Total Oil, Gas & Consumable Fuels 4,962,930
Passenger Airlines - 1.0% (0.6% of Total Investments)
560 American Airlines Inc, 144A 11.750% 7/15/25 Ba3 616,033
340 Delta Air Lines Inc 3.750% 10/28/29 Baa3 304,124
201 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 191,959
267 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 241,642
Total Passenger Airlines 1,353,758
Pharmaceuticals - 0.2% (0.1% of Total Investments)
290 ORGANON & CO/ORG, 144A 5.125% 4/30/31 BB- 258,403
Total Pharmaceuticals 258,403
Specialized Reits - 0.5% (0.3% of Total Investments)
1,050 American Tower Corp 2.950% 1/15/51 BBB+ 676,368
Total Specialized Reits 676,368
Specialty Retail - 1.7% (1.0% of Total Investments)
1,625 Hertz Corp/The, 144A 4.625% 12/01/26 B+ 1,463,573
680 Michaels Cos Inc/The, 144A 7.875% 5/01/29 CCC 455,845
250 PetSmart Inc / PetSmart Finance Corp, 144A 4.750% 2/15/28 BB 236,287
100 PetSmart Inc / PetSmart Finance Corp, 144A 7.750% 2/15/29 B- 98,613
Total Specialty Retail 2,254,318
Wireless Telecommunication Services - 1.1% (0.7% of Total Investments)
880 Vmed O2 UK Financing I PLC, 144A 4.250% 1/31/31 BB+ 729,445
851 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 BB+ 725,169
Total Wireless Telecommunication Services 1,454,614
Total Corporate Bonds (cost $37,838,326) 32,924,135

Shares Description (1) Value
X 6,490,439 COMMON STOCKS - 4.8% (2.9% of Total Investments)
X 6,490,439
Banks - 0.0% (0.0% of Total Investments)
12,051 iQor US Inc (9) $ 4,519
Total Banks 4,519
Broadline Retail - 0.0% (0.0% of Total Investments)
140 Belk Inc (8),(9) 1,120
Total Broadline Retail 1,120
Communications Equipment - 0.0% (0.0% of Total Investments)
5,845 Windstream Services PE LLC (9) 59,911
Total Communications Equipment 59,911
Construction & Engineering - 0.0% (0.0% of Total Investments)
1,438 TNT Crane & Rigging Inc (9) 288
811 TNT Crane & Rigging Inc (9) 5,407
Total Construction & Engineering 5,695
Diversified Consumer Services - 0.1% (0.1% of Total Investments)
9,343 Cengage Learning Holdings II Inc (9) 100,437
Total Diversified Consumer Services 100,437
Diversified Telecommunication Services - 0.0% (0.0% of Total Investments)
3,347 Windstream Services PE LLC (9) 34,307
Total Diversified Telecommunication Services 34,307
Energy Equipment & Services - 2.5% (1.5% of Total Investments)
22,321 Quarternorth Energy Holding Inc (9) 3,087,731
28,730 Transocean Ltd (9) 169,507
3,779 Vantage Drilling International (9) 61,881
Total Energy Equipment & Services 3,319,119
Health Care Equipment & Supplies - 0.1% (0.0% of Total Investments)
25,918 Onex Carestream Finance LP (9) 90,713
Total Health Care Equipment & Supplies 90,713
Health Care Providers & Services - 0.0% (0.0% of Total Investments)
11,533 Millennium Health LLC (8),(9) 496
12,290 Millennium Health LLC (8),(9) 1,757
Total Health Care Providers & Services 2,253
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
55,426 24 Hour Fitness Worldwide Inc (9) 277
116,526 24 Hour Fitness Worldwide Inc (9) 699
Total Hotels, Restaurants & Leisure 976
Independent Power and Renewable Electricity Producers - 1.5% (0.9% of Total Investments)
25,367 Energy Harbor Corp (9),(10) 1,968,048
Total Independent Power and Renewable Electricity Producers 1,968,048
Marine Transportation - 0.0% (0.0% of Total Investments)
430 American Commercial Barge Line Holding Corp (9) 12,040
Total Marine Transportation 12,040
Media - 0.0% (0.0% of Total Investments)
1,905 Catalina Marketing Corp (8),(9) 2
2 Cumulus Media Inc, Class A (9) 7
Total Media 9

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JSD
Shares Description (1) Value
Oil, Gas & Consumable Fuels - 0.6% (0.4% of Total Investments)
2,748 California Resources Corp $ 111,294
4,943 Chord Energy Corp 703,537
Total Oil, Gas & Consumable Fuels 814,831
Professional Services - 0.0% (0.0% of Total Investments)
32,859 Skillsoft Corp (9) 40,417
Total Professional Services 40,417
Semiconductors & Semiconductor Equipment - 0.0% (0.0% of Total Investments)
5,481 Bright Bidco BV (9) 16,442
7,487 Bright Bidco BV (8),(9) 19,602
Total Semiconductors & Semiconductor Equipment 36,044
Total Common Stocks (cost $8,856,266) 6,490,439
Shares Description (1) Value
X 1,639,448 WARRANTS - 1.2% (0.7% of Total Investments)
X 1,639,448
Energy Equipment & Services - 1.1% (0.7% of Total Investments)
9,459 Quarternorth Energy Holding Inc $ 1,308,492
18,744 Quarternorth Energy Holding Inc 131,208
9,732 Quarternorth Energy Holding Inc 87,588
Total Energy Equipment & Services 1,527,288
Entertainment - 0.0% (0.0% of Total Investments)
45,953 Cineworld Warrant –
Total Entertainment –
Marine Transportation - 0.1% (0.0% of Total Investments)
1,279 American Commercial Barge Line Holding Corp 51,160
1,682 American Commercial Barge Line Holding Corp 37,004
452 American Commercial Barge Line Holding Corp 12,656
18,502 American Commercial Barge Line LLC (8) 4,625
14,069 American Commercial Barge Line LLC (8) 4,924
Total Marine Transportation 110,369
Oil, Gas & Consumable Fuels - 0.0% (0.0% of Total Investments)
188 California Resources Corp 1,790
Total Oil, Gas & Consumable Fuels 1,790
Wireless Telecommunication Services - 0.0% (0.0% of Total Investments)
1 Intelsat SA/Luxembourg 1
Total Wireless Telecommunication Services 1
Total Warrants (cost $382,011) 1,639,448
Shares Description (1) Coupon Ratings (4) Value
108,091 CONVERTIBLE PREFERRED SECURITIES - 0.1% (0.1% of Total Investments)
X 108,091
Communications Equipment - 0.0% (0.0% of Total Investments)
5,100 Riverbed Technology Inc 0.000% N/R $ 51
Total Communications Equipment 51

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares   Description (1) Coupon Ratings (4) Value
Marine Transportation - 0.1% (0.1% of Total Investments)
1,821 American Commercial Barge Line Holding Corp 0.000% N/R $ 72,840
1,600 American Commercial Barge Line Holding Corp 0.000% N/R 35,200
Total Marine Transportation 108,040
Total Convertible Preferred Securities (cost $188,458) 108,091
Total Long-Term Investments (cost $228,884,054) 213,928,195
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  4.7% (2.8% of Total Investments)
X 6,260,036 INVESTMENT COMPANIES - 4.7% (2.8% of Total Investments)
X 6,260,036
6,260,036 BlackRock Liquidity Funds T-Fund 4.700%(11) $ 6,260,036
Total Investment Companies (cost $6,260,036) 6,260,036
Total Short-Term Investments (cost $6,260,036) 6,260,036
Total Investments (cost $ 235,144,090 ) - 163 .7% 220,188,231
Borrowings - (12.7)% (12),(13) (17,100,000)
TFP Shares, Net - (51.8)%(14) (69,669,501)
Other Assets & Liabilities, Net -  0.8% 1,129,266
Net Assets Applicable to Common Shares - 100% $ 134,547,996
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 172,766,082 $ – $ 172,766,082
Corporate Bonds – 32,014,125 910,010 32,924,135
Common Stocks 1,024,762 5,442,700 22,977 6,490,439
Warrants 1,790 1,628,109 9,549 1,639,448
Convertible Preferred Securities – 108,091 – 108,091
Short-Term Investments:
Investment Companies 6,260,036 – – 6,260,036
Total
$ 7,286,588 $ 211,959,107 $ 942,536 $ 220,188,231

Nuveen Short Duration Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JSD
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7) Principal Amount (000) rounds to less than $1,000.
(8) For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1
2007 Pass-Through Trust. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(11) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(12) Borrowings as a percentage of Total Investments is 7.8%.
(13) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14) TFP Shares, Net as a percentage of Total Investments is 31.6%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.